UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                            FORM 13F
                       FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
                                   entries.
Institutional Investment Manager
Filing this Report:
                 Name:             Fore Research & Management, LP
                 Address:          280 Park Avenue, 43rd floor
                                   New York, New York 10017

                 13F File Number:  028-11162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Ari Burstein
Title:              Chief Compliance Officer
Phone:              212-984-3800
Signature,          Place,                           and Date of
                                                     Signing:

/s/ Ari Burstein, New York, New York                  November 11, 2011

Report Type (Check only one.):

                    [ X]        13F HOLDINGS REPORT.
                    [  ]        13F NOTICE.
                    [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     0

Form 13F Information Table Entry       35
Total:
Form 13F Information Table Value       $ 391,830
Total:                                 (in thousands)

List of Other Included Managers:

                              FORM 13F INFORMATION TABLE
NAME OF ISSUER                TITLE OF CLASS        CUSIP     VALUE     SHARES /   SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
                                                               (x$1000)   PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE      SHARED NONE
--------------------------    -------------------   --------- ------    -------   --   --   ------  ------    ------   ------ -----
AK STL HLDG CORP              COM                   001547108        327     50000  SH        SOLE                50000
ALLIANCE DATA SYSTEMS CORP    NOTE 1.750% 8/0       018581AD0      12672  10000000 PRN        SOLE             10000000
AMAZON COM INC                COM                   023135106       4541     21000  SH  PUT   SOLE                21000
BANK OF AMERICA CORPORATION   COM                   060505104       1430    233676  SH        SOLE               233676
BANK OF AMERICA CORPORATION   COM                   060505104       4896    800000  SH  PUT   SOLE               800000
BEAZER HOMES USA INC          COM                   07556Q105       1293    856241  SH        SOLE               856241
CHINA MED TECHNOLOGIES INC    SPONSORED ADR         169483104        250     50000  SH  PUT   SOLE                50000
DST SYS INC DEL               DBCV 8/1              233326AE7       5340   4713000 PRN        SOLE              4713000
E M C CORP MASS               NOTE 1.750%12/0       268648AK8      67354  51500000 PRN        SOLE             51500000
FAIRPOINT COMMUNICATIONS INC  COM NEW               305560302        409     95110  SH        SOLE                95110
GENERAL MTRS CO               *W EXP 07/10/201      37045V126       1586    200000  SH        SOLE               200000
HEALTH CARE REIT INC          NOTE 4.750%12/0       42217KAP1       4185   4000000 PRN        SOLE              4000000
ISTAR FINL INC                FRNT 10/0             45031UBF7       2196   2500000 PRN        SOLE              2500000
KB HOME                       COM                   48666K109       1758    300000  SH CALL   SOLE               300000
LIBERTY GLOBAL INC            COM SER A             530555101      18090    500000  SH  PUT   SOLE               500000
MANTECH INTL CORP             CL A                  564563104        306      9736  SH        SOLE                 9736
MENTOR GRAPHICS CORP          COM                   587200106        667     69300  SH        SOLE                69300
MORGAN STANLEY                COM NEW               617446448      17563   1300000  SH  PUT   SOLE              1300000
OFFICE DEPOT INC              COM                   676220106        206    100000  SH        SOLE               100000
OMNICOM GROUP INC             COM                   681919106        914     24800  SH        SOLE                24800
POWERSHARES QQQ TRUST         UNIT SER 1            73935A104      68237   1300000  SH  PUT   SOLE              1300000
PULTE GROUP INC               COM                   745867101       1185    300000  SH        SOLE               300000
PULTE GROUP INC               COM                   745867101       1185    300000  SH CALL   SOLE               300000
SANOFI                        RIGHT 12/31/2020      80105N113       2468   2328306  SH        SOLE              2328306
SPDR GOLD TRUST               GOLD SHS              78463V107      60537    383000  SH        SOLE               383000
SPDR S&P 500 ETF TR           TR UNIT               78462F103      56575    500000  SH  PUT   SOLE               500000
SUNTECH PWR HLDGS CO LTD      NOTE 3.000% 3/1       86800CAE4        392   1000000 PRN        SOLE              1000000
SYMANTEC CORP                 COM                   871503108       1121     68800  SH        SOLE                68800
TEXTRON INC                   NOTE 4.500% 5/0       883203BN0      15142  10000000 PRN        SOLE             10000000
TRIUMPH GROUP INC NEW         NOTE 2.625%10/0       896818AB7      10029   5600000 PRN        SOLE              5600000
UNITED STATES OIL FUND LP     UNIT                  91232N108      21343    700000  SH CALL   SOLE               700000
UNITED STATES STL CORP NEW    COM                   912909108        660     30000  SH        SOLE                30000
UNITED THERAPEUTICS CORP DEL  NOTE 0.500%10/1       91307CAD4       1538   1500000 PRN        SOLE              1500000
WESTERN REFNG INC             NOTE 5.750% 6/1       959319AC8       5434   4000000 PRN        SOLE              4000000
YRC WORLDWIDE INC             COM NEW               984249300          2     38036  SH        SOLE                38036